Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Basis of preparation

2.1. Basis of preparation

On October 29, 2021 the Company’s Executive Board, Board of Directors and Fiscal Council approved the Company’s consolidated financial statements and authorized their issuance.

The consolidated financial statements are presented in thousands of Brazilian Reais, except where otherwise stated. Some of the totals presented in these financial statements may not cast due to rounding.

The consolidated financial statements have been prepared and are presented in accordance with International Financial Reporting Standards (IFRS), issued by the International Accounting Standards Board (IASB). All the references to IFRS in these financial statements correspond to the IFRS as issued by the IASB.

The consolidated financial statements have been prepared on the historical cost basis, except where otherwise stated, as described in the summary of significant accounting policies.

Management has not identified any significant uncertainty as to the Company’s ability to continue as a going.

The preparation of the financial statements requires the use of certain critical accounting estimates. It also requires that Management use judgment in the process of application of the Company’s accounting policies. Those areas requiring a higher level of judgment and with more complexity, as well as the areas in which assumptions and estimates are significant for the financial statements, are disclosed in Note 3.

Non-financial data included in these financial statements, such as sales volume, planted and leased area, number of farms, were not audited by the independent auditors.

Basis of consolidation

The consolidated financial statements comprise the financial statements of BrasilAgro and its subsidiaries as of June 30, 2021, 2020, and 2019 as described below:

		Ownership %
		2021	2020	2019
Jaborandi Agrícola Ltda.	Jaborandi Agrícola (e)	-	99.99	99.99
Imobiliária Jaborandi Ltda.	Jaborandi	99.99	99.99	99.99
Imobiliária Cremaq Ltda.	Cremaq	99.99	99.99	99.99
Imobiliária Engenho Ltda.	Engenho	99.99	99.99	99.99
Imobiliária Araucária Ltda.	Araucária	99.99	99.99	99.99
Imobiliária Mogno Ltda.	Mogno	99.99	99.99	99.99
Imobiliária Cajueiro Ltda.	Cajueiro	99.99	99.99	99.99
Imobiliária Ceibo Ltda.	Ceibo	99.99	99.99	99.99
Imobiliária Flamboyant Ltda.	Flamboyant	99.99	99.99	99.99
Palmeiras S.A.	Palmeiras	99.99	99.99	99.99
Agropecuaria Morotí S.A.	Moroti	99.99	99.99	99.99
Agrifirma Agro Ltda.	Agrifirma (b)	99.99	99.99	-
Agrifirma Bahia Agropecuária Ltda.	Bahia (a)	99.99	99.99	-
I.A. Agro Ltda.	I.A. Agro (a)	99.99	99.99	-
GL Empreendimentos e Participações Ltda.	GL (a)	99.99	99.99	-
Agrifirma Delaware LLC	Delaware (a)	100	100	-
Agropecuaria Acres Del Sud S.A.	Acres (c)	100	-	-
Ombú Agropecuaria S.A.	Ombú (c)	100	-	-
Yuchán Agropecuaria S.A.	Yuchán (c)	100	-	-
Yatay Agropecuaria S.A.	Yatay (c)	100	-	-
Avante Comercializadora S.A.	Avante (d)	100	-	-

(a)	Subsidiaries of Agrifirma – indirect control.
(b)	The corporate name of the subsidiary Agrifirma, which was acquired on January 27, 2020, was changed from Agrifirma Brasil Agropecuária S.A. to Agrifirma Agro Ltda on June 10, 2020.
(c)	Subsidiaries acquired in Bolivia (Note 1.3).
(d)	Company established on May 14, 2021, see Note 11.
(e)	Merged into the subsidiary Agrifirma on June 1, 2021, see Note 1.4.

The subsidiaries are consolidated from the date of acquisition and consolidation ceases when the Company loses control. The financial statements of the subsidiaries are prepared for the same reporting period of BrasilAgro, using consistent accounting policies. All intergroup balances, revenues and expenses are fully eliminated in the consolidated financial statements.

Foreign currency translation

2.2. Foreign currency translation

a)	Functional and presentation currency

The Company’s functional and presentation currency is the Brazilian Real (R$). The items included in the financial statements of the subsidiaries located in Brazil are measured using Brazilian Reais (R$) as their functional currency. The U.S. Dollar is the functional currency of the joint venture Cresca S.A. (“Cresca”), and subsidiaries Palmeiras S.A. (“Palmeiras”) and Agropecuária Moroti S.A. (“Moroti”), all headquartered in Paraguay, and for the subsidiaries headquartered in Bolivia, the functional currency is the Bolivian boliviano.

b)	Transactions and balances in foreign currencies

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or valuations when items are remeasured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of income.

c)	Foreign operations

In the preparation of the Company’ financial statements, the financial statements of the companies headquartered abroad, whose functional currency is the U.S. dollar and the Bolivian boliviano, are translated into reais as follows: a) balance sheet at the foreign exchange rate at the year end and b) Statement of income, and cash flows, at the average foreign exchange rate.

The effects of variations in the foreign exchange rate resulting from the translations of foreign operations are presented in “Currency translation adjustment of foreign operations” in the statement of comprehensive income and in the statement of changes in equity

Investment in joint venture

2.3. Investment in joint venture

Our investment in the joint venture Cresca, is recorded under the equity method.

A joint venture is an agreement whereby the parties sharing joint control are entitled to the net assets of the joint ventures. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about relevant activities require the unanimous consent of the parties sharing control.

Cash and cash equivalents and marketable securities

2.4. Cash and cash equivalents and marketable securities

Cash and cash equivalents include cash, bank deposits maturing within 90 days from the transaction date and short-term highly liquid repurchase agreements and financial investments for which there are no fines or other restrictions for their immediate redemption.

Marketable securities include the financial investments provided as guarantee for loans and financing recorded in current and non-current assets based on the maturities of the referred loans and financing.

Cash equivalents and marketable securities are measured at fair value through profit and loss.

Bank deposit certificates and repo transactions may mature in a term exceeding 90 days, and may have repurchase guarantee contractually provided by the issuer of the security, allowing the redemption of the securities at their original amount invested plus interest, with no penalty. These investments are classified as cash equivalents. Investments in deposit certificates that are not eligible for redemption without penalties are classified as marketable securities.

Certain debt agreements require the Company to keep marketable securities as a guarantee for the outstanding balances. Such investments are restricted while held in guarantee. The Company discloses the purchases and sales of such investments as investment activities in the statement of cash flows.

Fixed-income investments are intended to maintain the value of the resources held by the Company and not yet allocated to rural activities and are governed by a policy approved by the Board of Directors.

The statement of cash flows in relation to financing and investment activities, include only transactions that have actually impacted cash and cash equivalents
Financial instruments

2.5. Financial instruments

2.5.1. Classification and measurement

a)	Financial assets

Initial recognition and measurement

Financial assets are classified, at initial recognition, as subsequently measured at amortized cost and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Company’s business model for managing them. Trade receivables that do not contain a significant financing component or for which the Company has applied the practical expedient are measured at the transaction price calculated in accordance with IFRS15.

In order for a financial asset to be classified and measured at amortized cost, it needs to give rise to cash flows that are ’solely payments of principal and interest (SPPI)’ on the principal amount outstanding.

The Company’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the market place (regular way trades) are recognized on the trade date, i.e., the date that the Company commits to purchase or sell the asset.

Subsequent measurement

For the purposes of subsequent measurement, the Company’s financial assets are classified as:

i. Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss are carried in the statement of financial position at fair value with net changes in fair value recognized in the statement of income.

The Company designates certain financial assets at the initial recognition by the fair value through profit or loss.

This designation cannot be altered later. This category includes marketable securities, derivative financial instruments and receivables from the sale of farms, which consist of debt instruments recognized in the consolidated balance sheet in “Trade accounts receivable”.

Changes in fair value related to credits for the sale of farms designated as fair value through profit or loss are recognized in “Net on remeasurement of receivables from sale of farms” under “Financial income”.

ii. Financial assets at amortized cost (debt instrument).

The Company measures financial assets at amortized cost when both of the following conditions are met:

●	The financial asset is maintained within a business model which objective is to hold financial assets for the purpose of receiving contractual cash flows.

●	The contractual terms of the financial asset give rise, on specific dates, to cash flows composed solely of payments of principal and interest on the outstanding principal.

Financial assets at amortized cost are subsequently measured using the effective interest rate method (EIR) and are subject to impairment. Gains and losses are recognized in statement of income when the asset is derecognized, modified or impaired.

The Company’s financial assets at amortized cost include all trade account receivables, loans with affiliates and marketable securities given as collateral for loans and financing.

Impairment of financial assets

The Company recognizes an allowance for expected credit losses (ECLs) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

The Company considers a financial asset to be in default when contractual payments are overdue more than 90 days. However, in certain cases, the Company may also consider that a financial asset is in default when internal or external information indicate that is unlikely that the Company will receive the full outstanding contractual amounts before taking into account any improvements of the credit held by the Company. A financial asset is derecognized when the Company considers there is no reasonable expectation of recovering the contractual cash flows.

The following criteria is used by the Company uses to determine if there is objective evidence of expected credit losses:

(i)	significant financial difficulty of the issuer or obligor;
(ii)	a breach of contract, such as a default or delinquency in interest or principal payments;
(iii)	the Company, for economic or legal reasons relating to the borrower’s financial difficulty, grants to the borrower a concession that the lender would not otherwise consider;
(iv)	it becomes probable that the borrower will file a petition for bankruptcy or other financial reorganization;
(v)	the disappearance of an active market for that financial asset because of financial difficulties; or
(vi)	observable data indicating that there is a measurable decrease in the estimated future cash flows from a portfolio of financial assets since the initial recognition of those assets, although the decrease cannot yet be identified with the individual financial assets in the portfolio, including:
(vii)	adverse changes in the payment status of borrowers in the portfolio; and
(viii)	national or local economic conditions that correlate with defaults on the assets in the portfolio.

b)	Financial liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss or financial liabilities at amortized cost, as appropriate.

The Company’s financial liabilities include trade and other payables, loans and borrowings including bank overdrafts, and derivative financial instruments.

Subsequent measurement

The measurement of financial liabilities depends on their classification, as described below:

i. Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.

Financial liabilities are classified as held for trade when they are incurred for repurchase in the short term. This category also includes derivate financial instruments contracted by the Company that are not designated as hedge instruments under the hedge relations established under IFRS 9.

Gains and losses with held-for-trading liabilities are recognized in the statement of income.

Financial liabilities designated upon initial recognition at fair value through profit or loss are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied.

ii. Financial liabilities at amortized cost

After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the effective interest rate (EIR) method. Gains and losses are recognized in statement of income when the liabilities are derecognized as well as through the EIR amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the statement of income. This category generally applies to interest-bearing loans and borrowings. For more information, see Note 16.

2.6. Derivative financial instruments

The Company uses derivative financial instruments, such as future exchange contracts, interest rate swaps and forward commodity contracts, to protect against risks related to exchange rates, interest rates and commodity prices, respectively. Derivative financial instruments are initially recognized at fair value on the date a derivative contract is entered into and are subsequently re-measured at their fair value. The derivatives are recorded as financial assets when their fair value is positive and as financial liabilities when their fair value is negative.

Although the Company uses derivative financial instruments for economic hedge purposes, it has not applied hedge accounting.

Any gains or losses arising from changes in the fair value of derivatives during the year are recognized immediately in the statement of income (Note 25). The fair value of derivative financial instruments is disclosed in Note 6.

2.7. Trade receivables

Trade receivables are amounts due from customers for merchandise and farms sold in the ordinary course of business. If collection is expected in one year or less, trade receivables are classified as current assets, otherwise, they are presented as non-current assets.

Trade receivables not related to the sale of farms are initially recognized at fair value, and subsequently, measured at amortized cost under the effective interest rate method, less for expected credit losses, as appropriate.

Trade receivables related to the sale of farms for which the amount of cash receivable is contractually determined in Reais, equivalent to a quantity of soybean bags at the sale date, are designated at fair value through profit or loss upon initial recognition. The amount of the receivable is subsequently remeasured at each balance sheet date by applying to the contractual committed quantity of soybean bags by the quotation of soybean for future delivery at the maturity date of each installment (or based on estimates and quotations of brokers when there is no quotation of soybean for future delivery on a specific maturity date) and by translating the resulting U.S. dollars amount to Reais using the U.S. dollar exchange rate for future delivery on the same maturity date (considering that future soybean quotations are denominated in U.S.dollar) and finally discounting the resulting amount to present value. The gain (loss) on remeasurement of the receivable is recognized in financial income and expenses under “Gain (loss) on remeasurement of receivables from sale of farms” (Note 25).

2.8. Inventories

Agricultural products are measured at fair value less selling expenses. They are reclassified from biological assets to inventories at the time they are harvested.

Seeds, manures, fertilizers, pesticides, fuel, lubricants, warehouse and sundry materials are measured at average acquisition cost.

Upon identification of the loss of quality of products which affect their sales (either due to storage, load, transportation and other events related to the operation), these products are counted and physically segregated.

An adjustment to net realizable value of agricultural products is recognized when the fair value recorded in inventories is higher than the net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs to sell. Adjustments to net realizable value are recognized in the statement of income in “Adjustment to net realizable value of agricultural products after harvest”.

2.9. Biological assets

The Company’s biological assets consist mainly of the cultivation of soybean, corn, beans, cotton, sugarcane and beef cattle (or cattle production), which are measured at fair value less costs to sell.

Agricultural activity

The fair value of biological assets is determined upon their initial recognition and at each subsequent balance sheet date. Gains and losses arising from the changes in fair value of biological assets is determined as the difference between fair value and the costs incurred in the plantation and treatment of crops of biological assets and agricultural products at the balance sheet date and are recorded in the statement of income in “Changes in fair value of biological assets”. In certain circumstances, the estimated fair value less cost to sell approximate cost incurred at that moment, especially when only a minor biological transformation has taken place or when no material impact is expected from that biological transformation on the price. Biological assets continue to be recorded at their fair value.

The sugarcane crops productive cycle is five years on average, and for a new cycle to start depends on the completion of the previous cycle. In this regard, the current cycle is classified as biological asset in current assets, and the amount of the constitution of the bearer plant (bearer of the other cycles) are classified as permanent culture in property, plant and equipment. The calculation methodology used to estimate the fair value of the biological asset “sugarcane” was the discounted cash flows at a rate reflecting the risks and the terms of the operation. As such, the Company projected the future cash flows in accordance with the projected productivity cycle, taking into consideration the estimated useful life of each area, the prices of Total Sugar Recoverable (“ATR”), estimated productivity and the related estimated costs of production, including the cost of land, harvest, loading and transportation for each hectare planted.

The soybean, corn and cotton are temporary cultures, in which the agricultural product is harvested after a period of time from 90 to 240 days after the planting date, depending on the cultivation, variety, geographic location and climate conditions. The calculation methodology used to estimate the fair value of the grains was the discounted cash flows at a rate reflecting the risk and terms of operations. As such, we projected the future cash flows taking into consideration the estimated productivity, costs to be incurred based on the Company’s budget or on new internal estimates and market prices. The commodities’ prices were obtained from quotes on the following boards of trade: CBOT (“Chicago Board of Trade”), B3 (Bolsa, Brasil, Balcão), and NYBOT (“New York Board of Trade”). For the agricultural products not quoted, we used the prices obtained through direct market surveys or disclosed by specialized companies. We considered the related logistic expenses and tax discounts in order to arrive at the prices of each of these products in each production unit of the Company.

As mentioned above, the fair value of the biological assets disclosed in the balance sheet was determined using valuation techniques – the discounted cash flows method. The data used in these methods is based on the information observed in the market, whenever possible, and if unavailable, a certain level of judgment is required to establish such fair value. Judgment is used to determine the data to be used, e.g. price, productivity and production cost. Changes in the assumptions on these inputs might affect the fair value of biological assets.

Cattle raising activity

In 2016, the Company started raising cattle. In Brazil, the main activity consists of producing and raising cattle, which characterizes the activity as bearer. In Paraguay, the main activity is raising and selling cattle, which characterizes the activity as consumable.

For segregation purposes, when applicable, the Company classifies its cattle herd into: consumable cattle (current assets), which can be sold as a biological asset for meat production; and bearer cattle (non-current assets), which is used in farm operations to generate other biological assets. On June 30, 2021, the Company only had bearer and consumable cattle, which includes calves, heifers, pregnant heifers, pregnant cows, calves, steers and bulls.

The fair value of beef cattle is determined based on market prices, given the existence of an active market. Gain or loss from changes in the fair value of beef cattle is recognized in statement of income for the period (Note 9). The Company considered the prices in the cattle market in Bahia state and in Boqueron (Paraguay), considered the principal market, and the metrics used in the market.

Accordingly, consumable cattle and bearer cattle are measured based on observable market prices, weight, and age of the animals.

2.10. Investment properties

The Company’s business strategy aims mainly at the acquisition, development, exploration and sale of rural properties where agricultural activities can be developed. The Company acquires rural properties believed to have significant potential of appreciation in value by means of maintenance of assets and development of profitable agricultural activities. By acquiring rural properties, the Company seeks to implement higher value added crops and transform these rural properties with investments in infrastructure and technology, in addition to entering into lease contracts with third parties. Based on this strategy, whenever the Company considers that its rural properties are profitable, it sells these rural properties to realize capital gains.

The land of rural properties purchased by the Company is measured at acquisition cost, which does not exceed its net realizable value, and is presented in “Non-current assets”. The fair value of each property is disclosed in Note 10.

Buildings, improvements and opening of areas in investment properties are measured at historical cost, less accumulated depreciation, following the same criteria described for property, plant and equipment in Note 2.11.

2.11. Property, plant and equipment

Property, plant and equipment is measured at historical cost less accumulated depreciation. Historical cost includes expenditures directly attributable to the acquisition of the items. Historical cost also includes borrowing costs related to the acquisition of qualifying assets.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be reliably measured. All other repair and maintenance costs are recognized in statement of income, as incurred.

Depreciation is calculated using the straight-line method over their estimated useful lives, at the depreciation rates described below:

	Annual depreciation rates %
	2021	2020	2019
Buildings and improvements	3	2-25	2-25
Equipment and facilities	7	10	5-10
Vehicles and agricultural machinery	7	13-20	13-20
Furniture and fixtures	10	10	10
Opening of areas	5	5-20	5-20
Permanent cultures	20	16-27	16-27

The residual amount and useful lives of property, plant and equipment are revised and adjusted, if appropriate, at the end of each year.

An asset carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount exceeds its estimated recoverable amount.

Gains and losses on disposals are determined by comparing the sale price with the carrying amount and are recognized in “Other operating income (expenses), net” in the statement of income.

2.12. Intangible assets

Intangible assets includes software license and acquired contractual rights and are amortized over their estimated useful life of 5 years. Costs associated with software maintenance are recognized as an expense as incurred.

The Company has no intangible assets with indefinite useful life.

2.13. Impairment of non-financial assets

Pursuant to IAS 36 – Impairment of Assets, assets with finite useful lives are reviewed for impairment indicators on each balance sheet date and whenever events or changes in circumstances indicate that the book value may not be recoverable. If any indication exists, the assets are tested for impairment. An impairment loss is recognized for the difference between the asset’s carrying amount and its recoverable amount.

On June 30, 2021 and 2020, no indication of impairment of assets was identified.

2.14. Trade accounts payables

Trade account payables are obligations to pay for goods or services acquired from suppliers in the ordinary course of business. Trade accounts payables are classified as current liabilities if payment is due within one year or less, otherwise they are classified as non-current liabilities.

2.15. Loans, financing and debentures

Loans, financing and debentures are recognized initially at fair value, net of transaction costs incurred, and subsequently carried at amortized cost. Any difference between the proceeds (net of transaction costs) and the settlement value is recognized in the statement of income over the agreement period using the effective interest rate method.

Fees paid in raising credit facilities are recognized as transaction costs to the extent that it is probable that some or all of the facility will be used. In this case, the fee is deferred until the facility is completely in use. To the extent there is no evidence that it is probable that some or all of the facility will be used, the fee is capitalized as a prepayment for liquidation services and amortized over the period of the facility to which it relates.

Loans, financing and debentures are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months or longer after the balance sheet date.

2.16. Provisions

Provisions are recognized when the Company has a present, legal or constructive obligation as a result of past events and it is probable that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated.

Contingent liabilities arising from labor, tax, civil and administrative claims are recorded at their estimated amount when the likelihood of loss in considered probable (Note 3.a).

2.17. Current and deferred income tax and social contribution

(a) Current income tax and social contribution

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Company operates and generates taxable income. As allowed by the Brazilian tax legislation, certain subsidiaries opted for a tax regime under which taxable profit is computed as a percentage of revenues. Under this regime, taxable profit for income and social contribution tax is calculated by applying a rate of 8% and 12% on gross revenue, respectively, on which the statutory rates for income and social contribution tax are applied.

(b) Deferred income tax and social contribution

Deferred income taxes are recognized for temporary differences between the tax base of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date. A deferred income tax liability is recognized for all the temporary differences, whereas deferred income tax assets are only recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized, including the recognition of a deferred tax asset related to unused tax loss carryforwards. Deferred tax assets and liabilities are classified as non-current. Deferred income tax related to items directly recognized in equity are also recognized in equity.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date. In Brasil such rates are 25% for income tax and 9% for social contribution tax (Note 17).

2.18. Employee benefits

a) Share-based payments

The Company operates a number of equity-settled, share-based compensation plans, under which the entity receives services from employees as consideration for equity instruments (options and shares) of the Company.

The cost of transactions settled with shares is recognized as expense for the year, jointly with a corresponding increase in equity during the year in which the conditions of performance and/or provision of services are met. The accumulated expenses recognized in connection with the equity instruments on each base date, until the date of acquisition, reflect the extent to which the acquisition period has expired and the best estimate of the Company as to the number of equity instruments to be acquired.

The expense or reversal of expenses for each year represents the changes in accumulated expenses recognized in the beginning and end of the year. Expenses related to services that did not complete their acquisition period are not recognized, except for transactions settled with shares in which the acquisition depends on a market condition or on the non-acquisition of rights, which are treated as acquired, irrespective of whether the market condition or the condition of non-acquisition of rights is fulfilled or not, provided that all other conditions of performance and/or provision of services are met.

When an equity instrument is modified, the minimum expense recognized is the expense that would have been incurred if the terms had not been modified. An additional expense is recognized in case the modification raises the total fair value of the consideration paid for such shares or that otherwise benefits, as measured on the date of modification.

If an equity instrument is canceled, such instrument is treated as if it was fully acquired on the date of cancellation, and any expenses not yet recognized, relating to the premium, are recognized immediately in the statement of income of the year.

This includes any premium whose non-acquisition conditions under the control of the Company or the employee are not met. However, if the canceled plan is replaced by a new plan and substitute grants are generated, on the date it is granted, the canceled grant and the new plan will be treated as a modification of the original grant, as described in the previous paragraph. All cancellations of transactions with share-based payments will be treated the same.

b) Profit sharing

The Company provides employees a profit-sharing program, under which all of the employees have the right to receive annual bonuses based on the Company’s consolidated financial and operational results, and also on personal goals set for individual employees. Profit sharing is recognized at year end, when the amount can be reliably measured by the Company.

2.19. Capital

Common shares are recorded in equity. Incremental costs directly attributable to issue new shares or options are shown in equity as a deduction of the issued amount, net of taxes.

2.20. Revenue from contracts with customers

Revenue comprises the fair value of the consideration received or receivable for the sale of goods in the ordinary course of the Company’s activities. Revenue is presented net of taxes, returns and discounts.

The Company recognizes revenue when the amount of revenue can be reliably measured, it is probable that future economic benefits will flow to the entity and when specific criteria have been met for each of the Company’s activities, as described below. The Company’s estimates are based on past experience, taking into consideration the type of customer, the type of transaction and transaction specifics.

The Company applies the model of IFRS 15 to measure and account for revenue from contracts with clients, which establishes the recognition of revenue in an amount that reflects the Company’s expected consideration in exchange for the transfer of good or services to a client. The model is based on five steps: i) identification of the contracts with customers; ii) identification of the performance obligations within the agreements; iii) determination of the transaction price; iv) allocation of the transaction price to the performance obligations within the agreements; and v) recognition of revenue when the performance obligation is fulfilled.

a) Sale of goods

Revenue from sales of grains and sugarcane sales is recognized when performance obligations are met, which consists of transforming the significant risks and benefits of ownership of the goods are transferred to the purchaser, usually when the products are delivered to the purchaser at the determined location, according to the agreed sales terms.

In the case of grains, the Company normally enters into forward contracts under which the Company is entitled to determine the sale price for the total or partial volume of grains sold, through the delivery date, based on formulas contractually agreed upon. In some cases, the formulas used to determine the sales price are estated in U.S. Dollars.

The Reais amount is also contractually determined, which is based on the exchange rate applicable a couple of days prior to settling the transaction. The price can also be adjusted by other factors, such as humidity and other technical characteristics of grains.

With regard to the sale of sugarcane, the Company normally enters into sale agreements for future deliveries, in which data such as volume and minimum ATR are pre-fixed. The pricing of sugarcane considers the quantity of ATR per ton of sugarcane delivered, and the ATR index price, which is disclosed every month by Sugarcane Producers Council (Consecana).

Upon the delivery of grains, revenue is recognized based on the price determined for each client considering the foreign exchange rate on the delivery date when applicable. After the grains are delivered to the client, the quality and final weight areassessed, and the final price of the transaction is agreed upon, which result in adjusting the original contractual amounts, and any foreign exchange rate variation through the settlement date.

b) Sale of farms

Revenue from sale of farms is not recognized until performance obligations are met, which consists of: (i) the sale be in completed, (ii) the Company has determined that it is probable the buyer will pay, (iii) the amount of revenue can be measured reliably, and (iv) the Company has transferred all risks and rewards to the buyer, and does not have a continuing involvement. Usually this coincides with the buyer making the first down payment, moment when the transfer of possession is completed, according to the contractual terms. The result from sales of farms is presented in the statement of income as “Gain on sale of farms” net of the related cost.

c) Sales of beef cattle

Revenue from the sale of beef cattle is recognized when performance obligations are met, which consists of transferring the material risks and the benefits of cattle ownership to the buyer, usually when the cattle is delivered to the buyer at the specified place, in accordance with the terms of the sale agreed upon.

As for the sale of beef cattle, the Company’s operation consists basically of a project involving the production and sale of beef calves after weaning (this process is called rearing). However, some animals that prove to be infertile may be sold to meat packers for slaughtering. At Paraguay operations, the project consists in fattening and selling these animals for slaughtering. The pricing for sale of cattle is based on the market price of the arroba of fed cattle in the respective market (the arroba price is verified on the transaction date), the animal weight, plus the premium related to the category. The sale of cattle in Brazil and Paraguay operations, in turn, considers the price of the arroba of fed cattle or heifer/cow on the date of sale in the respective market, applied to carcass yields.

2.21. Financial income and expenses

Includes interest and foreign exchange variations arising from loans and financing contracts, marketable securities, trade accounts receivable, gain and losses on remeasurement of receivables from sale of farms and machinery, gains and losses for changes in fair value of derivative financial instruments, as well as discounts obtained from suppliers for the prepayment trade accounts payable.

2.22. Leases

The Company has agreements for land leases and agricultural partnerships, as well as service agreements. Accordingly, the Company assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Company as lessee

The Company applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Company recognises lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

Right-of-use assets

The Company recognises right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognised, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received.

Right-of-use assets are depreciated on a straight-line basis over the lease period.

Lease liabilities

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of the lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating the lease, if the lease term reflects the Company exercising the option to terminate.

Variable lease payments that do not depend on an index or rate are recognized as expenses (unless they are incurred to produce inventories) in the period in which the event or condition that triggers the payment occurred.

In calculating the present value of lease payments, the Company uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, change in the lease term, change in lease payments (e.g., changes to future payments resulting from a change in the index or rate used to determine such lease payments) or changes in the assessment of an optio to purchase the asset.

Short-term leases and low-value asset leases

The Company applies the short-term lease recognition exemption to its short-term leases of machinery and equipment (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered to be low value. Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease term.

Company as lessor

Leases in which the Company does not transfer substantially all the risks and rewards incidental to ownership of an asset are classified as operating leases. Rental income arising is accounted for on a straight-line basis over the lease terms and is included in revenue in the income statement due to its operating nature. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same basis as rental income. Contingent rents are recognized as revenue in the period in which they are earned.

2.23. Distribution of dividends

Distribution of dividends to the Company’s stockholders are recognized as a liability in the Company’s financial statements at year-end based on the Company’s articles of incorporation. Any amount that exceeds the minimum legally required is only approved at the shareholders’ general meeting according to the proposal submitted by the Board of Directors. The tax benefit of interest on equity is recognized in the statement of income.

2.24. Adjustment to present value – assets and liabilities

Assets and liabilities arising from long-term operations and short-term operations for which the financing component could have a material effect, are adjusted to present value.

Accordingly, certain elements of assets and liabilities are adjusted to present value, based on discount rates, which aim to reflect the best estimates of time value of money.

The discount rate used varies depending on the characteristics of the assets and liabilities including the risk and terms of the specific item, and it is based on the average rate of loans and financing obtained by the Company, net of inflationary effects.

2.25. Basic and diluted earnings (loss) per share

Basic earnings (loss) per share is calculated by dividing the available profit by the weighted average number of common shares outstanding during the year.

Diluted earnings per share is calculated by dividing the available profit by the weighted average number of common shares outstanding during the year plus the weighted number of additional shares that would be issued if a conversion of all dilutive potential common shares into common shares existed, such as stock options and warrants.

2.26. Statement of cash flows

Interest paid is classified as cash flows from financing activities since it represents costs for obtaining financial resources and are not considered cash flows from operating activities of the Company.

2.27. Non-financial obligations

Given the lack of Pronouncement, Interpretation or Guidance applicable to the specific situation of obligations to deliver fixed amounts of soybean as consideration for the purchase of investment property under IAS 40, Management exercised its judgment to result in information that is:

(a) relevant for economic decision-making by the users; and

(b) reliable, so that the financial statements:

(i) adequately represent the equity and financial position, the financial performance and the cash flows of the entity;

(ii) reflect the economic essence of transactions, other events and conditions, not merely their legal aspects;

(iii) are judicious; and

(iv)  are complete in all material aspects.

The Company believes that the cost of acquisition of investment properties subject to IAS 40 includes the obligation to deliver agricultural products on future dates. This obligation is initially measured at its fair value on the date the property is recognized. The Company adopts criteria for remeasuring the obligation to deliver agricultural products for the purchase of properties at their fair value on each reporting date against profit or loss. The gain (loss) from remeasurement of this obligation is recognized in the financial result in the income statement.

2.28. Business combinations

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. Acquisition-related costs are expensed as incurred and included in administrative expenses.

When the Company acquires a business, the Company evaluates the financial assets and liabilities assumed for appropriate classification and allocation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date.

Any contingent consideration to be transferred by the acquiring company will be recognized at fair value on the acquisition date. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 Financial Instruments, is measured at fair value with the changes in fair value recognized in the income statement in accordance with IFRS 9.

Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previous interest held over the net identifiable assets acquired and liabilities assumed). If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Company re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in profit or loss.

2.29. Non-current assets held for sale

The Company classifies non-current assets as held for sale if their carrying amounts will be recovered principally through a sale transaction rather than through continuing use. Non-current assets classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell. Costs to sell are the incremental costs directly attributable to the disposal of an asset (disposal group), excluding finance costs and income tax expense.

The criteria for held for sale classification is regarded as met only when the sale is highly probable, and the asset or disposal group is available for immediate sale in its present condition. Actions required to complete the sale should indicate that it is unlikely that significant changes to the sale will be made or that the decision to sell will be withdrawn. Management must be committed to the plan to sell the asset and the sale expected to be completed within one year from the date of the classification.

Assets and liabilities classified as held for sale are presented separately as current items in the statement of financial position.

2.30. Fair value measurement

The Company measures financial instruments (such as derivatives) and non-financial instruments (such as biological assets) at fair value on each balance sheet date.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either

●	in the principal market for the asset or liability; or

●	in the absence of a principal market, in the most advantageous market. The principal or more advantageous market must be accessible by the Company.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure the fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorised within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

●	Level 1 – Quoted (unadjusted) market prices in active markets for identical assets or liabilities;

●	Level 2 – Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable; and

●	Level 3 – Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

2.31. New standards, amendments and interpretations

New or revised pronouncements applied for the first time in the current year

Amendments to IFRS 3: Definition of a Business

The amendment to IFRS 3 Business Combinations clarifies that to be considered a business, an integrated set of activities and assets must include, at a minimum, an input and a substantive process that, together, significantly contribute to the ability to create output. Furthermore, it clarifies that a business can exist without including all of the inputs and processes needed to create outputs. These amendments had no impact on the consolidated financial statements of the Company, but may impact future periods should the Company enter into any business combinations.

Amendments to IFRS 7, IFRS 9 and IAS 39 Interest Rate Benchmark Reform

The amendments to IFRS 9 and IAS 39 Financial Instruments: Recognition and Measurement provide a number of reliefs, which apply to all hedging relationships that are directly affected by interest rate benchmark reform. A hedging relationship is affected if the reform gives rise to uncertainty about the timing and/or amount of benchmark-based cash flows of the hedged item or the hedging instrument. These amendments have no impact on the consolidated financial statements of the Company as it does not have any interest rate hedge relationships.

Amendments to IAS 1 and IAS 8 Definition of Material

The amendments provide a new definition of material that states, “information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.” The amendments clarify that materiality will depend on the nature or magnitude of information, either individually or in combination with other information, in the context of the financial statements. A misstatement of information is material if it could reasonably be expected to influence decisions made by the primary users. These amendments had no impact on the consolidated financial statements of, nor is there expected to be any future impact to the Company.

Conceptual Framework for Financial Reporting issued on 29 March 2018

The Conceptual Framework is not a standard, and none of the concepts contained therein override the concepts or requirements in any standard. The purpose of the Conceptual Framework is to assist the IASB in developing standards, to help preparers develop consistent accounting policies where there is no applicable standard in place and to assist all parties to understand and interpret the standards. This will affect those entities which developed their accounting policies based on the Conceptual Framework. The revised Conceptual Framework includes some new concepts, updated definitions and recognition criteria for assets and liabilities and clarifies some important concepts. These amendments had no impact on the consolidated financial statements of the Company.

Amendments to IFRS 16 Covid-19 Related Rent Concessions

On 28 May 2020, the IASB issued Covid-19-Related Rent Concessions - amendment to IFRS 16 Leases The amendments provide relief to lessees from applying IFRS 16 guidance on lease modification accounting for rent concessions arising as a direct consequence of the Covid-19 pandemic. As a practical expedient, a lessee may elect not to assess whether a Covid-19 related rent concession from a lessor is a lease modification. A lessee that makes this election accounts for any change in lease payments resulting from the Covid-19 related rent concession the same way it would account for the change under IFRS 16, if the change were not a lease modification. The amendment applies to annual reporting periods beginning on or after 1 June 2020. Earlier application is permitted. This amendment had no impact on the consolidated financial statements of the Company.

New or revised pronouncements applied for the first time in the year ended June 30, 2020

On June 30, 2020, the Company applied for the first tim IFRS 16 - Leases and IFRIC 23 - Uncertainty over income tax treatments. The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective. The nature and effect of the changes as a result of adoption of these new accounting standards are described below.

a. IFRS 16 – Leases

IFRS 16 supersedes IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. The standard sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to recognize most leases on the balance sheet.

Lessor accounting under IFRS 16 is substantially unchanged from IAS 17. Lessors will continue to classify leases as either operating or finance leases using similar principles as in IAS 17. Therefore, IFRS 16 does not have an impact for leases where the Company is the lessor.

The Company adopted IFRS 16 using the modified retrospective method of adoption, with the date of initial application of July 01, 2019.

The standard had significant impacts on the financial statements, since, according to the new principles introduced by IFRS 16, the Company recognized lease liabilities and right-of-use assets on the date of initial application for leases previously classified as operating leases. The Company’s main contract are related to agricultural partnership operations and land lease, in addition to other less relevant contracts that involve the lease of machinery, vehicles and properties (Note 13).

The Company elected to use the transition practical expedient to not reassess whether a contract is, or contains, a lease at July 01, 2019. Instead, the Company applied the standard only to contracts that were previously identified as leases applying IAS 17 and IFRIC 4 at the date of initial application. The Company also elected to use the recognition exemptions for lease contracts that, at the commencement date, have a lease term of 12 months or less and do not contain a purchase option (short-term leases), and lease contracts for which the underlying asset is of low value (low-value assets).

The right-of-use of the asset were measured at the amount equivalent to the lease liability, adjusted by the amount of any payments made in advance or accumulated related to these leases that were recognized in the balance sheet immediately prior to the initial adoption of the standard. Lease liabilities are discounted to present value using the incremental borrowing rate of the lessee on the transition date.

The impacts of IFRS 16 upon its initial adoption as of July 01, 2019 are presented below. The initial adoption of IFRS 16 did not produce any impacts in equity:

	As previously stated	Reclassifications (Note 2.1)	Reclassified	Impacts - IFRS 16	After adoption of IFRS 16
Assets
Right-of-use of leases (Note 13)	-	-	-	92,794	92,794
Other assets	1,357,614	-	1,357,614	-	1,357,614

Total	1,357,614	-	1,357,614	92,794	1,450,408

Liabilities and shareholders’ equity
Lease payable (Note 14)	-	47,446	47,446	92,794	140,240
Trade account payables and other liabilities	138,654	(26,249)	112,405	-	112,405
Financial lease	21,197	(21,197)	-	-	-
Related-party transactions	2,405	-	2,405	-	2,405
Other liabilities	314,825	-	314,825	-	314,825
Shareholders’ Equity	880,533	-	880,533	-	880,533

Total	1,357,614	-	1,357,614	92,794	1,450,408

b. Interpretation IFRIC 23 – Uncertainty over income tax treatments

The interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 and does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments.

The Interpretation specifically addresses the following:

●	Whether an entity considers uncertain tax treatments separately

●	The assumptions an entity makes about the examination of tax treatments by taxation authorities

●	How an entity determines taxable profit (loss), tax bases, unused tax losses, unused tax credits and tax rates

●	How an entity considers changes in facts and circumstances

An entity must determine whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments. The approach that better predicts the resolution of the uncertainty should be followed. The interpretation is effective for annual reporting periods beginning on or after January 01, 2019, but certain transition reliefs are available. The Company adopted the standard as of July 1, 2019 and concluded that there are no significant effects on its consolidated financial statements.

New or revised pronouncements applied for the first time in the year ended June 30, 2019

In fiscal year starting July 1, 2018, the Company adopted IFRS 9, Financial Instruments and IFRS 15, Revenues from Contracts with Customers. The adoption of these new standards did not have any impact in the Company’s statement of income, except for the amended and additional disclosures required by these standards.

a. IFRS 9 – Financial Instruments

The IASB issued the final version of IFRS 9 – Financial Instruments, which replaces IAS 39 – Financial Instruments: Recognition and Measurement and all previous versions of IFRS 9. IFRS 9 combines the three aspects of the project for accounting for financial instruments: classification and measurement, asset impairment, and hedge accounting. The standard is applicable for fiscal years beginning on January 1, 2018.

Starting July 1, 2018, the Company applied IFRS 9 – Financial Instruments as the basis for recognition, classification and measurement of financial instruments.

The main aspects of the new standard applicable to the Company are described below:

i. Classification and measurement of financial assets

IFRS 9 contains a new approach for the classification and measurement of financial assets that reflect the business model under which assets and their cash flow characteristics are managed. It contains three main categories to classify financial instruments: measured at amortized cost, at fair value through other comprehensive income, and at fair value through profit or loss. The standard eliminates the categories existing in IAS 39 of financial instruments held to maturity, loans and receivables and financial instruments available for sale. This change of nomenclature does not alter how financial instruments are subsequently measured; it only impacts the disclosure of financial instruments by category in the financial statements, as shown below:

	6/30/2018	Category
Financial Instruments	Consolidated	IAS 39	IFRS 9
Trade accounts receivable	57,185	Loans and receivables	Amortized cost
Transactions with Related Parties	1,66	Loans and receivables	Amortized cost
Trade accounts payable	48,518	Financial liabilities at amortized cost	Amortized cost
Loans and financing	255,805	Financial liabilities at amortized cost	Amortized cost

ii.
Derivative financial instruments

2.6. Derivative financial instruments

The Company uses derivative financial instruments, such as future exchange contracts, interest rate swaps and forward commodity contracts, to protect against risks related to exchange rates, interest rates and commodity prices, respectively. Derivative financial instruments are initially recognized at fair value on the date a derivative contract is entered into and are subsequently re-measured at their fair value. The derivatives are recorded as financial assets when their fair value is positive and as financial liabilities when their fair value is negative.

Although the Company uses derivative financial instruments for economic hedge purposes, it has not applied hedge accounting.

Any gains or losses arising from changes in the fair value of derivatives during the year are recognized immediately in the statement of income (Note 25). The fair value of derivative financial instruments is disclosed in Note 6.

Trade receivables

2.7. Trade receivables

Trade receivables are amounts due from customers for merchandise and farms sold in the ordinary course of business. If collection is expected in one year or less, trade receivables are classified as current assets, otherwise, they are presented as non-current assets.

Trade receivables not related to the sale of farms are initially recognized at fair value, and subsequently, measured at amortized cost under the effective interest rate method, less for expected credit losses, as appropriate.

Trade receivables related to the sale of farms for which the amount of cash receivable is contractually determined in Reais, equivalent to a quantity of soybean bags at the sale date, are designated at fair value through profit or loss upon initial recognition. The amount of the receivable is subsequently remeasured at each balance sheet date by applying to the contractual committed quantity of soybean bags by the quotation of soybean for future delivery at the maturity date of each installment (or based on estimates and quotations of brokers when there is no quotation of soybean for future delivery on a specific maturity date) and by translating the resulting U.S. dollars amount to Reais using the U.S. dollar exchange rate for future delivery on the same maturity date (considering that future soybean quotations are denominated in U.S.dollar) and finally discounting the resulting amount to present value. The gain (loss) on remeasurement of the receivable is recognized in financial income and expenses under “Gain (loss) on remeasurement of receivables from sale of farms” (Note 25).

Inventories

2.8. Inventories

Agricultural products are measured at fair value less selling expenses. They are reclassified from biological assets to inventories at the time they are harvested.

Seeds, manures, fertilizers, pesticides, fuel, lubricants, warehouse and sundry materials are measured at average acquisition cost.

Upon identification of the loss of quality of products which affect their sales (either due to storage, load, transportation and other events related to the operation), these products are counted and physically segregated.

An adjustment to net realizable value of agricultural products is recognized when the fair value recorded in inventories is higher than the net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs to sell. Adjustments to net realizable value are recognized in the statement of income in “Adjustment to net realizable value of agricultural products after harvest”.

Biological assets

2.9. Biological assets

The Company’s biological assets consist mainly of the cultivation of soybean, corn, beans, cotton, sugarcane and beef cattle (or cattle production), which are measured at fair value less costs to sell.

Agricultural activity

The fair value of biological assets is determined upon their initial recognition and at each subsequent balance sheet date. Gains and losses arising from the changes in fair value of biological assets is determined as the difference between fair value and the costs incurred in the plantation and treatment of crops of biological assets and agricultural products at the balance sheet date and are recorded in the statement of income in “Changes in fair value of biological assets”. In certain circumstances, the estimated fair value less cost to sell approximate cost incurred at that moment, especially when only a minor biological transformation has taken place or when no material impact is expected from that biological transformation on the price. Biological assets continue to be recorded at their fair value.

The sugarcane crops productive cycle is five years on average, and for a new cycle to start depends on the completion of the previous cycle. In this regard, the current cycle is classified as biological asset in current assets, and the amount of the constitution of the bearer plant (bearer of the other cycles) are classified as permanent culture in property, plant and equipment. The calculation methodology used to estimate the fair value of the biological asset “sugarcane” was the discounted cash flows at a rate reflecting the risks and the terms of the operation. As such, the Company projected the future cash flows in accordance with the projected productivity cycle, taking into consideration the estimated useful life of each area, the prices of Total Sugar Recoverable (“ATR”), estimated productivity and the related estimated costs of production, including the cost of land, harvest, loading and transportation for each hectare planted.

The soybean, corn and cotton are temporary cultures, in which the agricultural product is harvested after a period of time from 90 to 240 days after the planting date, depending on the cultivation, variety, geographic location and climate conditions. The calculation methodology used to estimate the fair value of the grains was the discounted cash flows at a rate reflecting the risk and terms of operations. As such, we projected the future cash flows taking into consideration the estimated productivity, costs to be incurred based on the Company’s budget or on new internal estimates and market prices. The commodities’ prices were obtained from quotes on the following boards of trade: CBOT (“Chicago Board of Trade”), B3 (Bolsa, Brasil, Balcão), and NYBOT (“New York Board of Trade”). For the agricultural products not quoted, we used the prices obtained through direct market surveys or disclosed by specialized companies. We considered the related logistic expenses and tax discounts in order to arrive at the prices of each of these products in each production unit of the Company.

As mentioned above, the fair value of the biological assets disclosed in the balance sheet was determined using valuation techniques – the discounted cash flows method. The data used in these methods is based on the information observed in the market, whenever possible, and if unavailable, a certain level of judgment is required to establish such fair value. Judgment is used to determine the data to be used, e.g. price, productivity and production cost. Changes in the assumptions on these inputs might affect the fair value of biological assets.

Cattle raising activity

In 2016, the Company started raising cattle. In Brazil, the main activity consists of producing and raising cattle, which characterizes the activity as bearer. In Paraguay, the main activity is raising and selling cattle, which characterizes the activity as consumable.

For segregation purposes, when applicable, the Company classifies its cattle herd into: consumable cattle (current assets), which can be sold as a biological asset for meat production; and bearer cattle (non-current assets), which is used in farm operations to generate other biological assets. On June 30, 2021, the Company only had bearer and consumable cattle, which includes calves, heifers, pregnant heifers, pregnant cows, calves, steers and bulls.

The fair value of beef cattle is determined based on market prices, given the existence of an active market. Gain or loss from changes in the fair value of beef cattle is recognized in statement of income for the period (Note 9). The Company considered the prices in the cattle market in Bahia state and in Boqueron (Paraguay), considered the principal market, and the metrics used in the market.

Accordingly, consumable cattle and bearer cattle are measured based on observable market prices, weight, and age of the animals.

2.10. Investment properties

The Company’s business strategy aims mainly at the acquisition, development, exploration and sale of rural properties where agricultural activities can be developed. The Company acquires rural properties believed to have significant potential of appreciation in value by means of maintenance of assets and development of profitable agricultural activities. By acquiring rural properties, the Company seeks to implement higher value added crops and transform these rural properties with investments in infrastructure and technology, in addition to entering into lease contracts with third parties. Based on this strategy, whenever the Company considers that its rural properties are profitable, it sells these rural properties to realize capital gains.

The land of rural properties purchased by the Company is measured at acquisition cost, which does not exceed its net realizable value, and is presented in “Non-current assets”. The fair value of each property is disclosed in Note 10.

Buildings, improvements and opening of areas in investment properties are measured at historical cost, less accumulated depreciation, following the same criteria described for property, plant and equipment in Note 2.11.

2.11. Property, plant and equipment

Property, plant and equipment is measured at historical cost less accumulated depreciation. Historical cost includes expenditures directly attributable to the acquisition of the items. Historical cost also includes borrowing costs related to the acquisition of qualifying assets.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be reliably measured. All other repair and maintenance costs are recognized in statement of income, as incurred.

Depreciation is calculated using the straight-line method over their estimated useful lives, at the depreciation rates described below:

	Annual depreciation rates %
	2021	2020	2019
Buildings and improvements	3	2-25	2-25
Equipment and facilities	7	10	5-10
Vehicles and agricultural machinery	7	13-20	13-20
Furniture and fixtures	10	10	10
Opening of areas	5	5-20	5-20
Permanent cultures	20	16-27	16-27

The residual amount and useful lives of property, plant and equipment are revised and adjusted, if appropriate, at the end of each year.

An asset carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount exceeds its estimated recoverable amount.

Gains and losses on disposals are determined by comparing the sale price with the carrying amount and are recognized in “Other operating income (expenses), net” in the statement of income.

2.12. Intangible assets

Intangible assets includes software license and acquired contractual rights and are amortized over their estimated useful life of 5 years. Costs associated with software maintenance are recognized as an expense as incurred.

The Company has no intangible assets with indefinite useful life.

2.13. Impairment of non-financial assets

Pursuant to IAS 36 – Impairment of Assets, assets with finite useful lives are reviewed for impairment indicators on each balance sheet date and whenever events or changes in circumstances indicate that the book value may not be recoverable. If any indication exists, the assets are tested for impairment. An impairment loss is recognized for the difference between the asset’s carrying amount and its recoverable amount.

On June 30, 2021 and 2020, no indication of impairment of assets was identified.

2.14. Trade accounts payables

Trade account payables are obligations to pay for goods or services acquired from suppliers in the ordinary course of business. Trade accounts payables are classified as current liabilities if payment is due within one year or less, otherwise they are classified as non-current liabilities.

2.15. Loans, financing and debentures

Loans, financing and debentures are recognized initially at fair value, net of transaction costs incurred, and subsequently carried at amortized cost. Any difference between the proceeds (net of transaction costs) and the settlement value is recognized in the statement of income over the agreement period using the effective interest rate method.

Fees paid in raising credit facilities are recognized as transaction costs to the extent that it is probable that some or all of the facility will be used. In this case, the fee is deferred until the facility is completely in use. To the extent there is no evidence that it is probable that some or all of the facility will be used, the fee is capitalized as a prepayment for liquidation services and amortized over the period of the facility to which it relates.

Loans, financing and debentures are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months or longer after the balance sheet date.

2.16. Provisions

Provisions are recognized when the Company has a present, legal or constructive obligation as a result of past events and it is probable that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated.

Contingent liabilities arising from labor, tax, civil and administrative claims are recorded at their estimated amount when the likelihood of loss in considered probable (Note 3.a).

2.17. Current and deferred income tax and social contribution

(a) Current income tax and social contribution

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Company operates and generates taxable income. As allowed by the Brazilian tax legislation, certain subsidiaries opted for a tax regime under which taxable profit is computed as a percentage of revenues. Under this regime, taxable profit for income and social contribution tax is calculated by applying a rate of 8% and 12% on gross revenue, respectively, on which the statutory rates for income and social contribution tax are applied.

(b) Deferred income tax and social contribution

Deferred income taxes are recognized for temporary differences between the tax base of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date. A deferred income tax liability is recognized for all the temporary differences, whereas deferred income tax assets are only recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized, including the recognition of a deferred tax asset related to unused tax loss carryforwards. Deferred tax assets and liabilities are classified as non-current. Deferred income tax related to items directly recognized in equity are also recognized in equity.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date. In Brasil such rates are 25% for income tax and 9% for social contribution tax (Note 17).

2.18. Employee benefits

a) Share-based payments

The Company operates a number of equity-settled, share-based compensation plans, under which the entity receives services from employees as consideration for equity instruments (options and shares) of the Company.

The cost of transactions settled with shares is recognized as expense for the year, jointly with a corresponding increase in equity during the year in which the conditions of performance and/or provision of services are met. The accumulated expenses recognized in connection with the equity instruments on each base date, until the date of acquisition, reflect the extent to which the acquisition period has expired and the best estimate of the Company as to the number of equity instruments to be acquired.

The expense or reversal of expenses for each year represents the changes in accumulated expenses recognized in the beginning and end of the year. Expenses related to services that did not complete their acquisition period are not recognized, except for transactions settled with shares in which the acquisition depends on a market condition or on the non-acquisition of rights, which are treated as acquired, irrespective of whether the market condition or the condition of non-acquisition of rights is fulfilled or not, provided that all other conditions of performance and/or provision of services are met.

When an equity instrument is modified, the minimum expense recognized is the expense that would have been incurred if the terms had not been modified. An additional expense is recognized in case the modification raises the total fair value of the consideration paid for such shares or that otherwise benefits, as measured on the date of modification.

If an equity instrument is canceled, such instrument is treated as if it was fully acquired on the date of cancellation, and any expenses not yet recognized, relating to the premium, are recognized immediately in the statement of income of the year.

This includes any premium whose non-acquisition conditions under the control of the Company or the employee are not met. However, if the canceled plan is replaced by a new plan and substitute grants are generated, on the date it is granted, the canceled grant and the new plan will be treated as a modification of the original grant, as described in the previous paragraph. All cancellations of transactions with share-based payments will be treated the same.

b) Profit sharing

The Company provides employees a profit-sharing program, under which all of the employees have the right to receive annual bonuses based on the Company’s consolidated financial and operational results, and also on personal goals set for individual employees. Profit sharing is recognized at year end, when the amount can be reliably measured by the Company.

2.19. Capital

Common shares are recorded in equity. Incremental costs directly attributable to issue new shares or options are shown in equity as a deduction of the issued amount, net of taxes.

2.20. Revenue from contracts with customers

Revenue comprises the fair value of the consideration received or receivable for the sale of goods in the ordinary course of the Company’s activities. Revenue is presented net of taxes, returns and discounts.

The Company recognizes revenue when the amount of revenue can be reliably measured, it is probable that future economic benefits will flow to the entity and when specific criteria have been met for each of the Company’s activities, as described below. The Company’s estimates are based on past experience, taking into consideration the type of customer, the type of transaction and transaction specifics.

The Company applies the model of IFRS 15 to measure and account for revenue from contracts with clients, which establishes the recognition of revenue in an amount that reflects the Company’s expected consideration in exchange for the transfer of good or services to a client. The model is based on five steps: i) identification of the contracts with customers; ii) identification of the performance obligations within the agreements; iii) determination of the transaction price; iv) allocation of the transaction price to the performance obligations within the agreements; and v) recognition of revenue when the performance obligation is fulfilled.

a) Sale of goods

Revenue from sales of grains and sugarcane sales is recognized when performance obligations are met, which consists of transforming the significant risks and benefits of ownership of the goods are transferred to the purchaser, usually when the products are delivered to the purchaser at the determined location, according to the agreed sales terms.

In the case of grains, the Company normally enters into forward contracts under which the Company is entitled to determine the sale price for the total or partial volume of grains sold, through the delivery date, based on formulas contractually agreed upon. In some cases, the formulas used to determine the sales price are estated in U.S. Dollars.

The Reais amount is also contractually determined, which is based on the exchange rate applicable a couple of days prior to settling the transaction. The price can also be adjusted by other factors, such as humidity and other technical characteristics of grains.

With regard to the sale of sugarcane, the Company normally enters into sale agreements for future deliveries, in which data such as volume and minimum ATR are pre-fixed. The pricing of sugarcane considers the quantity of ATR per ton of sugarcane delivered, and the ATR index price, which is disclosed every month by Sugarcane Producers Council (Consecana).

Upon the delivery of grains, revenue is recognized based on the price determined for each client considering the foreign exchange rate on the delivery date when applicable. After the grains are delivered to the client, the quality and final weight areassessed, and the final price of the transaction is agreed upon, which result in adjusting the original contractual amounts, and any foreign exchange rate variation through the settlement date.

b) Sale of farms

Revenue from sale of farms is not recognized until performance obligations are met, which consists of: (i) the sale be in completed, (ii) the Company has determined that it is probable the buyer will pay, (iii) the amount of revenue can be measured reliably, and (iv) the Company has transferred all risks and rewards to the buyer, and does not have a continuing involvement. Usually this coincides with the buyer making the first down payment, moment when the transfer of possession is completed, according to the contractual terms. The result from sales of farms is presented in the statement of income as “Gain on sale of farms” net of the related cost.

c) Sales of beef cattle

Revenue from the sale of beef cattle is recognized when performance obligations are met, which consists of transferring the material risks and the benefits of cattle ownership to the buyer, usually when the cattle is delivered to the buyer at the specified place, in accordance with the terms of the sale agreed upon.

As for the sale of beef cattle, the Company’s operation consists basically of a project involving the production and sale of beef calves after weaning (this process is called rearing). However, some animals that prove to be infertile may be sold to meat packers for slaughtering. At Paraguay operations, the project consists in fattening and selling these animals for slaughtering. The pricing for sale of cattle is based on the market price of the arroba of fed cattle in the respective market (the arroba price is verified on the transaction date), the animal weight, plus the premium related to the category. The sale of cattle in Brazil and Paraguay operations, in turn, considers the price of the arroba of fed cattle or heifer/cow on the date of sale in the respective market, applied to carcass yields.

2.21. Financial income and expenses

Includes interest and foreign exchange variations arising from loans and financing contracts, marketable securities, trade accounts receivable, gain and losses on remeasurement of receivables from sale of farms and machinery, gains and losses for changes in fair value of derivative financial instruments, as well as discounts obtained from suppliers for the prepayment trade accounts payable.

2.22. Leases

The Company has agreements for land leases and agricultural partnerships, as well as service agreements. Accordingly, the Company assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Company as lessee

The Company applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Company recognises lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

Right-of-use assets

The Company recognises right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognised, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received.

Right-of-use assets are depreciated on a straight-line basis over the lease period.

Lease liabilities

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of the lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating the lease, if the lease term reflects the Company exercising the option to terminate.

Variable lease payments that do not depend on an index or rate are recognized as expenses (unless they are incurred to produce inventories) in the period in which the event or condition that triggers the payment occurred.

In calculating the present value of lease payments, the Company uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, change in the lease term, change in lease payments (e.g.
Investment properties

2.10. Investment properties

The Company’s business strategy aims mainly at the acquisition, development, exploration and sale of rural properties where agricultural activities can be developed. The Company acquires rural properties believed to have significant potential of appreciation in value by means of maintenance of assets and development of profitable agricultural activities. By acquiring rural properties, the Company seeks to implement higher value added crops and transform these rural properties with investments in infrastructure and technology, in addition to entering into lease contracts with third parties. Based on this strategy, whenever the Company considers that its rural properties are profitable, it sells these rural properties to realize capital gains.

The land of rural properties purchased by the Company is measured at acquisition cost, which does not exceed its net realizable value, and is presented in “Non-current assets”. The fair value of each property is disclosed in Note 10.

Buildings, improvements and opening of areas in investment properties are measured at historical cost, less accumulated depreciation, following the same criteria described for property, plant and equipment in Note 2.11.

Property, plant and equipment

2.11. Property, plant and equipment

Property, plant and equipment is measured at historical cost less accumulated depreciation. Historical cost includes expenditures directly attributable to the acquisition of the items. Historical cost also includes borrowing costs related to the acquisition of qualifying assets.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be reliably measured. All other repair and maintenance costs are recognized in statement of income, as incurred.

Depreciation is calculated using the straight-line method over their estimated useful lives, at the depreciation rates described below:

	Annual depreciation rates %
	2021	2020	2019
Buildings and improvements	3	2-25	2-25
Equipment and facilities	7	10	5-10
Vehicles and agricultural machinery	7	13-20	13-20
Furniture and fixtures	10	10	10
Opening of areas	5	5-20	5-20
Permanent cultures	20	16-27	16-27

The residual amount and useful lives of property, plant and equipment are revised and adjusted, if appropriate, at the end of each year.

An asset carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount exceeds its estimated recoverable amount.

Gains and losses on disposals are determined by comparing the sale price with the carrying amount and are recognized in “Other operating income (expenses), net” in the statement of income.

Intangible assets

2.12. Intangible assets

Intangible assets includes software license and acquired contractual rights and are amortized over their estimated useful life of 5 years. Costs associated with software maintenance are recognized as an expense as incurred.

The Company has no intangible assets with indefinite useful life.

Impairment of non-financial assets

2.13. Impairment of non-financial assets

Pursuant to IAS 36 – Impairment of Assets, assets with finite useful lives are reviewed for impairment indicators on each balance sheet date and whenever events or changes in circumstances indicate that the book value may not be recoverable. If any indication exists, the assets are tested for impairment. An impairment loss is recognized for the difference between the asset’s carrying amount and its recoverable amount.

On June 30, 2021 and 2020, no indication of impairment of assets was identified.

Trade accounts payables

2.14. Trade accounts payables

Trade account payables are obligations to pay for goods or services acquired from suppliers in the ordinary course of business. Trade accounts payables are classified as current liabilities if payment is due within one year or less, otherwise they are classified as non-current liabilities.

Loans, financing and debentures

2.15. Loans, financing and debentures

Loans, financing and debentures are recognized initially at fair value, net of transaction costs incurred, and subsequently carried at amortized cost. Any difference between the proceeds (net of transaction costs) and the settlement value is recognized in the statement of income over the agreement period using the effective interest rate method.

Fees paid in raising credit facilities are recognized as transaction costs to the extent that it is probable that some or all of the facility will be used. In this case, the fee is deferred until the facility is completely in use. To the extent there is no evidence that it is probable that some or all of the facility will be used, the fee is capitalized as a prepayment for liquidation services and amortized over the period of the facility to which it relates.

Loans, financing and debentures are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months or longer after the balance sheet date.

Provisions

2.16. Provisions

Provisions are recognized when the Company has a present, legal or constructive obligation as a result of past events and it is probable that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated.

Contingent liabilities arising from labor, tax, civil and administrative claims are recorded at their estimated amount when the likelihood of loss in considered probable (Note 3.a).

Current and deferred income tax and social contribution

2.17. Current and deferred income tax and social contribution

(a) Current income tax and social contribution

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Company operates and generates taxable income. As allowed by the Brazilian tax legislation, certain subsidiaries opted for a tax regime under which taxable profit is computed as a percentage of revenues. Under this regime, taxable profit for income and social contribution tax is calculated by applying a rate of 8% and 12% on gross revenue, respectively, on which the statutory rates for income and social contribution tax are applied.

(b) Deferred income tax and social contribution

Deferred income taxes are recognized for temporary differences between the tax base of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date. A deferred income tax liability is recognized for all the temporary differences, whereas deferred income tax assets are only recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized, including the recognition of a deferred tax asset related to unused tax loss carryforwards. Deferred tax assets and liabilities are classified as non-current. Deferred income tax related to items directly recognized in equity are also recognized in equity.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date. In Brasil such rates are 25% for income tax and 9% for social contribution tax (Note 17).

Employee benefits

2.18. Employee benefits

a) Share-based payments

The Company operates a number of equity-settled, share-based compensation plans, under which the entity receives services from employees as consideration for equity instruments (options and shares) of the Company.

The cost of transactions settled with shares is recognized as expense for the year, jointly with a corresponding increase in equity during the year in which the conditions of performance and/or provision of services are met. The accumulated expenses recognized in connection with the equity instruments on each base date, until the date of acquisition, reflect the extent to which the acquisition period has expired and the best estimate of the Company as to the number of equity instruments to be acquired.

The expense or reversal of expenses for each year represents the changes in accumulated expenses recognized in the beginning and end of the year. Expenses related to services that did not complete their acquisition period are not recognized, except for transactions settled with shares in which the acquisition depends on a market condition or on the non-acquisition of rights, which are treated as acquired, irrespective of whether the market condition or the condition of non-acquisition of rights is fulfilled or not, provided that all other conditions of performance and/or provision of services are met.

When an equity instrument is modified, the minimum expense recognized is the expense that would have been incurred if the terms had not been modified. An additional expense is recognized in case the modification raises the total fair value of the consideration paid for such shares or that otherwise benefits, as measured on the date of modification.

If an equity instrument is canceled, such instrument is treated as if it was fully acquired on the date of cancellation, and any expenses not yet recognized, relating to the premium, are recognized immediately in the statement of income of the year.

This includes any premium whose non-acquisition conditions under the control of the Company or the employee are not met. However, if the canceled plan is replaced by a new plan and substitute grants are generated, on the date it is granted, the canceled grant and the new plan will be treated as a modification of the original grant, as described in the previous paragraph. All cancellations of transactions with share-based payments will be treated the same.

b) Profit sharing

The Company provides employees a profit-sharing program, under which all of the employees have the right to receive annual bonuses based on the Company’s consolidated financial and operational results, and also on personal goals set for individual employees. Profit sharing is recognized at year end, when the amount can be reliably measured by the Company.

Capital	2.19. Capital Common shares are recorded in equity. Incremental costs directly attributable to issue new shares or options are shown in equity as a deduction of the issued amount, net of taxes.
Revenue from contracts with customers

2.20. Revenue from contracts with customers

Revenue comprises the fair value of the consideration received or receivable for the sale of goods in the ordinary course of the Company’s activities. Revenue is presented net of taxes, returns and discounts.

The Company recognizes revenue when the amount of revenue can be reliably measured, it is probable that future economic benefits will flow to the entity and when specific criteria have been met for each of the Company’s activities, as described below. The Company’s estimates are based on past experience, taking into consideration the type of customer, the type of transaction and transaction specifics.

The Company applies the model of IFRS 15 to measure and account for revenue from contracts with clients, which establishes the recognition of revenue in an amount that reflects the Company’s expected consideration in exchange for the transfer of good or services to a client. The model is based on five steps: i) identification of the contracts with customers; ii) identification of the performance obligations within the agreements; iii) determination of the transaction price; iv) allocation of the transaction price to the performance obligations within the agreements; and v) recognition of revenue when the performance obligation is fulfilled.

a) Sale of goods

Revenue from sales of grains and sugarcane sales is recognized when performance obligations are met, which consists of transforming the significant risks and benefits of ownership of the goods are transferred to the purchaser, usually when the products are delivered to the purchaser at the determined location, according to the agreed sales terms.

In the case of grains, the Company normally enters into forward contracts under which the Company is entitled to determine the sale price for the total or partial volume of grains sold, through the delivery date, based on formulas contractually agreed upon. In some cases, the formulas used to determine the sales price are estated in U.S. Dollars.

The Reais amount is also contractually determined, which is based on the exchange rate applicable a couple of days prior to settling the transaction. The price can also be adjusted by other factors, such as humidity and other technical characteristics of grains.

With regard to the sale of sugarcane, the Company normally enters into sale agreements for future deliveries, in which data such as volume and minimum ATR are pre-fixed. The pricing of sugarcane considers the quantity of ATR per ton of sugarcane delivered, and the ATR index price, which is disclosed every month by Sugarcane Producers Council (Consecana).

Upon the delivery of grains, revenue is recognized based on the price determined for each client considering the foreign exchange rate on the delivery date when applicable. After the grains are delivered to the client, the quality and final weight areassessed, and the final price of the transaction is agreed upon, which result in adjusting the original contractual amounts, and any foreign exchange rate variation through the settlement date.

b) Sale of farms

Revenue from sale of farms is not recognized until performance obligations are met, which consists of: (i) the sale be in completed, (ii) the Company has determined that it is probable the buyer will pay, (iii) the amount of revenue can be measured reliably, and (iv) the Company has transferred all risks and rewards to the buyer, and does not have a continuing involvement. Usually this coincides with the buyer making the first down payment, moment when the transfer of possession is completed, according to the contractual terms. The result from sales of farms is presented in the statement of income as “Gain on sale of farms” net of the related cost.

c) Sales of beef cattle

Revenue from the sale of beef cattle is recognized when performance obligations are met, which consists of transferring the material risks and the benefits of cattle ownership to the buyer, usually when the cattle is delivered to the buyer at the specified place, in accordance with the terms of the sale agreed upon.

As for the sale of beef cattle, the Company’s operation consists basically of a project involving the production and sale of beef calves after weaning (this process is called rearing). However, some animals that prove to be infertile may be sold to meat packers for slaughtering. At Paraguay operations, the project consists in fattening and selling these animals for slaughtering. The pricing for sale of cattle is based on the market price of the arroba of fed cattle in the respective market (the arroba price is verified on the transaction date), the animal weight, plus the premium related to the category. The sale of cattle in Brazil and Paraguay operations, in turn, considers the price of the arroba of fed cattle or heifer/cow on the date of sale in the respective market, applied to carcass yields.

Financial income and expenses

2.21. Financial income and expenses

Includes interest and foreign exchange variations arising from loans and financing contracts, marketable securities, trade accounts receivable, gain and losses on remeasurement of receivables from sale of farms and machinery, gains and losses for changes in fair value of derivative financial instruments, as well as discounts obtained from suppliers for the prepayment trade accounts payable.

Leases

2.22. Leases

The Company has agreements for land leases and agricultural partnerships, as well as service agreements. Accordingly, the Company assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Company as lessee

The Company applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Company recognises lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

Right-of-use assets

The Company recognises right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognised, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received.

Right-of-use assets are depreciated on a straight-line basis over the lease period.

Lease liabilities

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of the lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating the lease, if the lease term reflects the Company exercising the option to terminate.

Variable lease payments that do not depend on an index or rate are recognized as expenses (unless they are incurred to produce inventories) in the period in which the event or condition that triggers the payment occurred.

In calculating the present value of lease payments, the Company uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, change in the lease term, change in lease payments (e.g., changes to future payments resulting from a change in the index or rate used to determine such lease payments) or changes in the assessment of an optio to purchase the asset.

Short-term leases and low-value asset leases

The Company applies the short-term lease recognition exemption to its short-term leases of machinery and equipment (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered to be low value. Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease term.

Company as lessor

Leases in which the Company does not transfer substantially all the risks and rewards incidental to ownership of an asset are classified as operating leases. Rental income arising is accounted for on a straight-line basis over the lease terms and is included in revenue in the income statement due to its operating nature. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same basis as rental income. Contingent rents are recognized as revenue in the period in which they are earned.

Distribution of dividends

2.23. Distribution of dividends

Distribution of dividends to the Company’s stockholders are recognized as a liability in the Company’s financial statements at year-end based on the Company’s articles of incorporation. Any amount that exceeds the minimum legally required is only approved at the shareholders’ general meeting according to the proposal submitted by the Board of Directors. The tax benefit of interest on equity is recognized in the statement of income.

Adjustment to present value – assets and liabilities

2.24. Adjustment to present value – assets and liabilities

Assets and liabilities arising from long-term operations and short-term operations for which the financing component could have a material effect, are adjusted to present value.

Accordingly, certain elements of assets and liabilities are adjusted to present value, based on discount rates, which aim to reflect the best estimates of time value of money.

The discount rate used varies depending on the characteristics of the assets and liabilities including the risk and terms of the specific item, and it is based on the average rate of loans and financing obtained by the Company, net of inflationary effects.

Basic and diluted earnings (loss) per share

2.25. Basic and diluted earnings (loss) per share

Basic earnings (loss) per share is calculated by dividing the available profit by the weighted average number of common shares outstanding during the year.

Diluted earnings per share is calculated by dividing the available profit by the weighted average number of common shares outstanding during the year plus the weighted number of additional shares that would be issued if a conversion of all dilutive potential common shares into common shares existed, such as stock options and warrants.

Statement of cash flows

2.26. Statement of cash flows

Interest paid is classified as cash flows from financing activities since it represents costs for obtaining financial resources and are not considered cash flows from operating activities of the Company.

Non-financial obligations

2.27. Non-financial obligations

Given the lack of Pronouncement, Interpretation or Guidance applicable to the specific situation of obligations to deliver fixed amounts of soybean as consideration for the purchase of investment property under IAS 40, Management exercised its judgment to result in information that is:

(a) relevant for economic decision-making by the users; and

(b) reliable, so that the financial statements:

(i) adequately represent the equity and financial position, the financial performance and the cash flows of the entity;

(ii) reflect the economic essence of transactions, other events and conditions, not merely their legal aspects;

(iii) are judicious; and

(iv)  are complete in all material aspects.

The Company believes that the cost of acquisition of investment properties subject to IAS 40 includes the obligation to deliver agricultural products on future dates. This obligation is initially measured at its fair value on the date the property is recognized. The Company adopts criteria for remeasuring the obligation to deliver agricultural products for the purchase of properties at their fair value on each reporting date against profit or loss. The gain (loss) from remeasurement of this obligation is recognized in the financial result in the income statement.

Business combinations

2.28. Business combinations

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. Acquisition-related costs are expensed as incurred and included in administrative expenses.

When the Company acquires a business, the Company evaluates the financial assets and liabilities assumed for appropriate classification and allocation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date.

Any contingent consideration to be transferred by the acquiring company will be recognized at fair value on the acquisition date. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 Financial Instruments, is measured at fair value with the changes in fair value recognized in the income statement in accordance with IFRS 9.

Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previous interest held over the net identifiable assets acquired and liabilities assumed). If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Company re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in profit or loss.

Non-current assets held for sale

2.29. Non-current assets held for sale

The Company classifies non-current assets as held for sale if their carrying amounts will be recovered principally through a sale transaction rather than through continuing use. Non-current assets classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell. Costs to sell are the incremental costs directly attributable to the disposal of an asset (disposal group), excluding finance costs and income tax expense.

The criteria for held for sale classification is regarded as met only when the sale is highly probable, and the asset or disposal group is available for immediate sale in its present condition. Actions required to complete the sale should indicate that it is unlikely that significant changes to the sale will be made or that the decision to sell will be withdrawn. Management must be committed to the plan to sell the asset and the sale expected to be completed within one year from the date of the classification.

Assets and liabilities classified as held for sale are presented separately as current items in the statement of financial position.

Fair value measurement

2.30. Fair value measurement

The Company measures financial instruments (such as derivatives) and non-financial instruments (such as biological assets) at fair value on each balance sheet date.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either

●	in the principal market for the asset or liability; or

●	in the absence of a principal market, in the most advantageous market. The principal or more advantageous market must be accessible by the Company.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure the fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorised within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

●	Level 1 – Quoted (unadjusted) market prices in active markets for identical assets or liabilities;

●	Level 2 – Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable; and

●	Level 3 – Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

New standards, amendments and interpretations

2.31. New standards, amendments and interpretations

New or revised pronouncements applied for the first time in the current year

Amendments to IFRS 3: Definition of a Business

The amendment to IFRS 3 Business Combinations clarifies that to be considered a business, an integrated set of activities and assets must include, at a minimum, an input and a substantive process that, together, significantly contribute to the ability to create output. Furthermore, it clarifies that a business can exist without including all of the inputs and processes needed to create outputs. These amendments had no impact on the consolidated financial statements of the Company, but may impact future periods should the Company enter into any business combinations.

Amendments to IFRS 7, IFRS 9 and IAS 39 Interest Rate Benchmark Reform

The amendments to IFRS 9 and IAS 39 Financial Instruments: Recognition and Measurement provide a number of reliefs, which apply to all hedging relationships that are directly affected by interest rate benchmark reform. A hedging relationship is affected if the reform gives rise to uncertainty about the timing and/or amount of benchmark-based cash flows of the hedged item or the hedging instrument. These amendments have no impact on the consolidated financial statements of the Company as it does not have any interest rate hedge relationships.

Amendments to IAS 1 and IAS 8 Definition of Material

The amendments provide a new definition of material that states, “information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.” The amendments clarify that materiality will depend on the nature or magnitude of information, either individually or in combination with other information, in the context of the financial statements. A misstatement of information is material if it could reasonably be expected to influence decisions made by the primary users. These amendments had no impact on the consolidated financial statements of, nor is there expected to be any future impact to the Company.

Conceptual Framework for Financial Reporting issued on 29 March 2018

The Conceptual Framework is not a standard, and none of the concepts contained therein override the concepts or requirements in any standard. The purpose of the Conceptual Framework is to assist the IASB in developing standards, to help preparers develop consistent accounting policies where there is no applicable standard in place and to assist all parties to understand and interpret the standards. This will affect those entities which developed their accounting policies based on the Conceptual Framework. The revised Conceptual Framework includes some new concepts, updated definitions and recognition criteria for assets and liabilities and clarifies some important concepts. These amendments had no impact on the consolidated financial statements of the Company.

Amendments to IFRS 16 Covid-19 Related Rent Concessions

On 28 May 2020, the IASB issued Covid-19-Related Rent Concessions - amendment to IFRS 16 Leases The amendments provide relief to lessees from applying IFRS 16 guidance on lease modification accounting for rent concessions arising as a direct consequence of the Covid-19 pandemic. As a practical expedient, a lessee may elect not to assess whether a Covid-19 related rent concession from a lessor is a lease modification. A lessee that makes this election accounts for any change in lease payments resulting from the Covid-19 related rent concession the same way it would account for the change under IFRS 16, if the change were not a lease modification. The amendment applies to annual reporting periods beginning on or after 1 June 2020. Earlier application is permitted. This amendment had no impact on the consolidated financial statements of the Company.

New or revised pronouncements applied for the first time in the year ended June 30, 2020

On June 30, 2020, the Company applied for the first tim IFRS 16 - Leases and IFRIC 23 - Uncertainty over income tax treatments. The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective. The nature and effect of the changes as a result of adoption of these new accounting standards are described below.

a. IFRS 16 – Leases

IFRS 16 supersedes IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. The standard sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to recognize most leases on the balance sheet.

Lessor accounting under IFRS 16 is substantially unchanged from IAS 17. Lessors will continue to classify leases as either operating or finance leases using similar principles as in IAS 17. Therefore, IFRS 16 does not have an impact for leases where the Company is the lessor.

The Company adopted IFRS 16 using the modified retrospective method of adoption, with the date of initial application of July 01, 2019.

The standard had significant impacts on the financial statements, since, according to the new principles introduced by IFRS 16, the Company recognized lease liabilities and right-of-use assets on the date of initial application for leases previously classified as operating leases. The Company’s main contract are related to agricultural partnership operations and land lease, in addition to other less relevant contracts that involve the lease of machinery, vehicles and properties (Note 13).

The Company elected to use the transition practical expedient to not reassess whether a contract is, or contains, a lease at July 01, 2019. Instead, the Company applied the standard only to contracts that were previously identified as leases applying IAS 17 and IFRIC 4 at the date of initial application. The Company also elected to use the recognition exemptions for lease contracts that, at the commencement date, have a lease term of 12 months or less and do not contain a purchase option (short-term leases), and lease contracts for which the underlying asset is of low value (low-value assets).

The right-of-use of the asset were measured at the amount equivalent to the lease liability, adjusted by the amount of any payments made in advance or accumulated related to these leases that were recognized in the balance sheet immediately prior to the initial adoption of the standard. Lease liabilities are discounted to present value using the incremental borrowing rate of the lessee on the transition date.

The impacts of IFRS 16 upon its initial adoption as of July 01, 2019 are presented below. The initial adoption of IFRS 16 did not produce any impacts in equity:

	As previously stated	Reclassifications (Note 2.1)	Reclassified	Impacts - IFRS 16	After adoption of IFRS 16
Assets
Right-of-use of leases (Note 13)	-	-	-	92,794	92,794
Other assets	1,357,614	-	1,357,614	-	1,357,614

Total	1,357,614	-	1,357,614	92,794	1,450,408

Liabilities and shareholders’ equity
Lease payable (Note 14)	-	47,446	47,446	92,794	140,240
Trade account payables and other liabilities	138,654	(26,249)	112,405	-	112,405
Financial lease	21,197	(21,197)	-	-	-
Related-party transactions	2,405	-	2,405	-	2,405
Other liabilities	314,825	-	314,825	-	314,825
Shareholders’ Equity	880,533	-	880,533	-	880,533

Total	1,357,614	-	1,357,614	92,794	1,450,408

b. Interpretation IFRIC 23 – Uncertainty over income tax treatments

The interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 and does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments.

The Interpretation specifically addresses the following:

●	Whether an entity considers uncertain tax treatments separately

●	The assumptions an entity makes about the examination of tax treatments by taxation authorities

●	How an entity determines taxable profit (loss), tax bases, unused tax losses, unused tax credits and tax rates

●	How an entity considers changes in facts and circumstances

An entity must determine whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments. The approach that better predicts the resolution of the uncertainty should be followed. The interpretation is effective for annual reporting periods beginning on or after January 01, 2019, but certain transition reliefs are available. The Company adopted the standard as of July 1, 2019 and concluded that there are no significant effects on its consolidated financial statements.

New or revised pronouncements applied for the first time in the year ended June 30, 2019

In fiscal year starting July 1, 2018, the Company adopted IFRS 9, Financial Instruments and IFRS 15, Revenues from Contracts with Customers. The adoption of these new standards did not have any impact in the Company’s statement of income, except for the amended and additional disclosures required by these standards.

a. IFRS 9 – Financial Instruments

The IASB issued the final version of IFRS 9 – Financial Instruments, which replaces IAS 39 – Financial Instruments: Recognition and Measurement and all previous versions of IFRS 9. IFRS 9 combines the three aspects of the project for accounting for financial instruments: classification and measurement, asset impairment, and hedge accounting. The standard is applicable for fiscal years beginning on January 1, 2018.

Starting July 1, 2018, the Company applied IFRS 9 – Financial Instruments as the basis for recognition, classification and measurement of financial instruments.

The main aspects of the new standard applicable to the Company are described below:

i. Classification and measurement of financial assets

IFRS 9 contains a new approach for the classification and measurement of financial assets that reflect the business model under which assets and their cash flow characteristics are managed. It contains three main categories to classify financial instruments: measured at amortized cost, at fair value through other comprehensive income, and at fair value through profit or loss. The standard eliminates the categories existing in IAS 39 of financial instruments held to maturity, loans and receivables and financial instruments available for sale. This change of nomenclature does not alter how financial instruments are subsequently measured; it only impacts the disclosure of financial instruments by category in the financial statements, as shown below:

	6/30/2018	Category
Financial Instruments	Consolidated	IAS 39	IFRS 9
Trade accounts receivable	57,185	Loans and receivables	Amortized cost
Transactions with Related Parties	1,66	Loans and receivables	Amortized cost
Trade accounts payable	48,518	Financial liabilities at amortized cost	Amortized cost
Loans and financing	255,805	Financial liabilities at amortized cost	Amortized cost

ii. Impairment of financial assets

The new standard replaced the “incurred losses” model of IAS 39 for a prospective model of “expected credit losses.”

This requires significant judgment on how changes in economic factors affect expected credit losses. Such provisions are measured in credit losses expected for 12 months and credit losses expected for the lifetime of the asset, that is, credit losses that result from all possible default events throughout the expected life of a financial instrument.

The Company selected to apply the simplified approach of IFRS 9 – Financial Instruments to measure the credit losses expected throughout the expected life of the financial instrument.

During the year, the Company carried out a detailed evaluation of the impact of IFRS 9 aspects. The conclusion of the evaluation is that there is no relevant impact on the adoption of IFRS 9 on impairment of financial assets due to the fact that the Company already analyses each client individualy for expected losses and the level of losses incurred in receivables is not relevant.

b. IFRS 15 – Revenue from Contracts with Customers

IFRS 15 establishes a five-step model to account for revenues from agreements with clients. According to IFRS 15, revenue is recognized for a value that reflects the consideration to which an entity expects to be entitled in exchange for the transfer or goods or services to a client. The new standard on revenue will replace all current requirements for recognition of revenue in accordance with IFRS.

Starting from July 1, 2018, the Company adopted the IFRS 15 – Revenue from Contracts with Customers.

The standard provides the principles to be applied by an entity to determine the measurement of revenue and how and when it must be recognized, based on five steps: i) identification of the agreements with clients; ii) identification of the performance obligations within the agreements; iii) determination of the transaction price; iv) allocation of the transaction price to the performance obligations within the agreements; and v) recognition of revenue when the performance obligation is fulfilled.

The changes establish the criteria for measurement and registration of sales, as they were effectively made with due presentation, as well as registration of the values to which the Company is entitled in the operation, considering any estimates of impairment loss.

In preparing to adopt IFRS 15, the Company considered the following:

(a) Sales of agricultural products (grains, cotton and sugarcane) and beef cattle

For contracts with customers in which the sale of agricultural products and beef cattle is generally expected to be the only performance obligation, adoption of IFRS 15 did not present any impact on the Company’s revenue and statement of income.

The Company expects the revenue recognition to occur at a point in time when control of the agricultural products and beef cattle is transferred to the customer, generally on delivery.

(b) Sales of farms

For sales of land, revenue is recognized when risks and benefits of ownership of the land is transferred to the customer. This is considered to be the only performance obligation and therefore, according to IFRS 15, revenue is recognized at a point in time, generally when possession of the land is granted to the customer.

(c) Presentation and disclosure requirements

The presentation and disclosure requirements in IFRS 15 are more detailed than the past IFRS. The presentation requirements represent a significant change from past practice and increases the volume of disclosures required in the Company’s financial statements. As required by IFRS 15, the Company needs to disaggregate revenue recognized from contracts with customers into categories that depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. It also needs to disclose information about the relationship between the disclosure of disaggregated revenue and revenue information disclosed for each reportable segment.

The Company analyzed the new standard and identified no relevant impacts on their financial statements, considering the nature of their sale transactions, in which performance obligations are clear and the transfer of control over assets is not complex (it is made to the extent the ownership and benefit are transferred to the beneficiaries).

Standards issued but not yet in force

a. Amendments to IFRS 3: Defining businesses

In October 2018, the IASB issued amendments to IFRS 3 regarding the definition of a business to help entities to determine if a set of activities and assets acquired is a business or not. They clarify the minimum requirements for a company, eliminate the assessment of if market participants are capable of replacing missing elements, include guidelines to help entities to evaluate if an acquired process is substantive, determine better the definitions of business and outputs and introduce a test of concentration of optional fair value. New illustrative cases were provided with the amendments.

Since the amendments apply prospectively to transactions or other events occurring on the date or after the first-time adoption, the Company will not be affected by these amendments on the transition date.

b. Amendments to IAS 1 and IAS 8: Definition of material omission

In October 2018, IASB issued amendments to IAS 1 and IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors to align the definition of omission in all standards, with the information material if omitting, misstating or obscuring if it could reasonably influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.

Such amendments are not expected to have a significant impact on Company’s individual and consolidated financial statements.

There are no other standards and interpretations issued and not yet adopted that may, in the opinion of the Management, significantly impact profit or loss or shareholders’ equity disclosed by the Company.